Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 1,411,434	Fees	CANADA		Government of Canada Canadian Nuclear Safety Commission	Rook I
#: 2
	13,985	Fees	CANADA		Government of Canada Receiver General for Canada Health Canada	Rook I
#: 3
	5,446	Fees	CANADA		Government of Canada Receiver General for Canada Innovation, Science and Economic Development Canada Radio	Rook I
#: 4
	830	Fees	CANADA		Government of Canada Receiver General for Canada Statistics Canada	Rook I
#: 5
	3,164	Fees	CANADA		Government of Canada Receiver General for Canada Natural Resources Canada	Rook I
#: 6
	541,076	Taxes	CANADA	BRITISH COLUMBIA	Government of British Columbia Ministry of Finance	Rook I
#: 7
	24,826	Fees	CANADA	SASKATCHEWAN	Government of Saskatchewan Ministry of Environment	Rook I
#: 8
	449,304	Fees	CANADA		Birch Narrows Dene Nation	Rook I
#: 9
	676,552	Fees	CANADA		Buffalo River Dene Nation	Rook I
#: 10
	778,620	Fees	CANADA		Clearwater River Dene Nation	Rook I
#: 11
	38,725	Fees	CANADA		Yathi Nene Land and Resource Office	Rook I
#: 12
	10,000	Fees	CANADA		Metis Nation Saskatchewan	Rook I
#: 13
	1,527,000	Fees	CANADA		Clearwater Clearlake Metis Economic Development Corporation	Rook I
#: 14
	1,100	Fees	CANADA		MLTC Program Services Inc	Rook I
#: 15
	28,000	Fees	CANADA		Northern Village of Buffalo Narrows and Community	Rook I
#: 16
	20,000	Fees	CANADA		National Coalition of Chiefs	Rook I
#: 17
	53,500	Fees	CANADA		Northern Hamlet of Turnor Lake and Community	Rook I
#: 18
	8,703	Fees	CANADA		ACFN Dene Lands and Resource Management Co	Rook I
#: 19
	$ 353,207	Fees	CANADA		Northern Village of La Loche and Community	Rook I